Annual Total Returns[BarChart] - Transamerica Balanced II - R	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.02%	12.80%	17.65%	10.35%	(0.08%)	7.69%	13.64%	(4.00%)	21.34%	15.11%